STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

8.   STOCK-BASED COMPENSATION

  (a)
  Employee Stock Option Plan ("ESOP")

    The Company's ESOP provides for the granting of stock options to directors, officers, employees and service providers to purchase common shares. Under the ESOP, stock options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of common shares that may be reserved for issuance to any one person pursuant to stock options (under the ESOP or otherwise), warrants, share purchase plans or other arrangements may not exceed 5% of the Company's common shares issued and outstanding at the date of grant.

    On April 24, 2001, the Compensation Committee of the Board of Directors adopted a policy pursuant to which stock options granted after that date have a maximum term of five years. In 2011, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP by 3,000,000 to 23,300,000. In 2012 and 2013 the shareholders approved a further 2,500,000 and 2,000,000 common shares for issuance under the ESOP, respectively.

    Of the 2,803,000 stock options granted under the ESOP in 2013, 700,750 stock options vested immediately. The remaining stock options, all of which expire in 2018, vest in equal installments on each anniversary date of the grant over a three year period. Of the 3,257,000 stock options granted under the ESOP in 2012, 814,250 stock options vested immediately. The remaining stock options, all of which expire in 2017, vest in equal installments on each anniversary date of the grant over a three year period. Of the 2,630,785 stock options granted under the ESOP in 2011, 657,696 stock options vested immediately. The remaining stock options, all of which expire in 2016, vest in equal installments on each anniversary date of the grant over a three year period. Upon the exercise of stock options under the ESOP, the Company issues new common shares to settle the obligation.

    The following summary sets out activity with respect to Agnico Eagle's outstanding stock options:

	2013			2012			2011

	Number of Stock Options	Weighted Average Exercise Price		Number of Stock Options	Weighted Average Exercise Price		Number of Stock Options	Weighted Average Exercise Price

Outstanding, beginning of year	10,587,126	C$	56.60	8,959,051	C$	62.88	6,762,704	C$	56.94

Granted	2,803,000		52.13	3,257,000		36.99	2,630,785		76.12

Exercised	(213,500)		37.06	(416,275)		43.51	(308,688)		43.62

Forfeited	(540,206)		58.15	(731,000)		59.72	(125,750)		67.47

Expired	(1,352,885)		54.67	(481,650)		47.49	–		–

Outstanding, end of year	11,283,535	C$	56.02	10,587,126	C$	56.60	8,959,051	C$	62.88

Options exercisable at end of year	7,248,295			6,510,464			5,178,172

    The following table sets out 2013 activity with respect to Agnico Eagle's non-vested stock options:

	2013

	Number of Stock Options	Weighted Average Grant Date Fair Value

Non-vested, beginning of year	4,076,662	C$13.33

Granted	2,803,000	11.21

Vested	(2,661,216)	12.84

Forfeited (non-vested)	(183,206)	11.38

Non-vested, end of year	4,035,240	C$11.44

    Cash received for stock options exercised in 2013 was $8.0 million (2012 – $18.2 million; 2011 – $13.6 million).

    The total intrinsic value of stock options exercised in 2013 was C$3.1 million (2012 – C$3.6 million; 2011 – C$8.0 million).

    The weighted average grant date fair value of stock options granted in 2013 was C$11.21 (2012 – C$8.29; 2011 – C$17.05). The total grant date fair value of stock options vested during 2013 was $34.2 million (2012 – $41.0 million; 2011 – $46.7 million).

    The following table summarizes information about Agnico Eagle's stock options outstanding and exercisable at December 31, 2013:

					Weighted Average Exercise Price
		Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable
	Number Outstanding
				Stock Options Exercisable
Range of Exercise Prices	Stock Options Outstanding

C$33.39 – C$59.71	7,341,556	2.81 years	C$48.28	3,851,056	C$50.50

C$60.72 – C$83.08	3,941,979	1.14 years	70.43	3,397,239	69.46

C$33.39 – C$83.08	11,283,535	2.23 years	C$56.02	7,248,295	C$59.39

    The weighted average remaining contractual term of stock options exercisable at December 31, 2013 was 1.6 years.

    The Company has reserved for issuance 11,283,535 common shares in the event that these stock options are exercised.

    The number of common shares available for the granting of stock options under the ESOP as at December 31, 2013, December 31, 2012 and December 31, 2011 was 4,807,876, 3,717,785, and 3,262,135, respectively.

    Subsequent to the year ended December 31, 2013, on January 2, 2014, 3,177,500 stock options were granted under the ESOP, of which 794,375 stock options vested immediately. The remaining stock options, all of which expire in 2019, vest in equal installments on each anniversary date of the grant over a three year period.

    Agnico Eagle estimated the fair value of stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2013	2012	2011

Risk-free interest rate	1.50%	1.26%	1.95%

Expected life of stock options (in years)	2.6	2.8	2.5

Expected volatility of Agnico Eagle's share price	35.0%	37.5%	34.70%

Expected dividend yield	1.82%	2.14%	0.89%

    The Company uses historical volatility to estimate the expected volatility of Agnico Eagle's share price. The expected term of stock options granted is derived from historical data on employee exercise and post-vesting employment termination experience.

    The aggregate intrinsic value of stock options outstanding and exercisable at December 31, 2013 was nil.

    The total compensation expense for the ESOP recorded in the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss) for 2013 was $26.4 million (2012 – $33.8 million; 2011 – $42.2 million). The total compensation cost related to non- vested stock options not yet recognized is $21.2 million as at December 31, 2013 and the weighted average period over which it is expected to be recognized is 1.7 years. Of the total compensation cost for the ESOP, $3.3 million was capitalized as part of the property, plant and mine development line item of the consolidated balance sheets in 2013 (2012 – $1.3 million; 2011 – $1.4 million).

  (b)
  Incentive Share Purchase Plan

    On June 26, 1997, the Company's shareholders approved an incentive share purchase plan (the "Purchase Plan") to encourage directors, officers and employees ("Participants") to purchase Agnico Eagle's common shares at market value. In 2009, the Purchase Plan was amended to remove non-executive directors as eligible Participants.

    Under the Purchase Plan, Participants may contribute up to 10% of their basic annual salaries and the Company contributes an amount equal to 50% of each Participant's contribution. All common shares subscribed for under the Purchase Plan are issued by the Company. The total compensation cost recognized in 2013 related to the Purchase Plan was $7.8 million (2012 – $7.2 million; 2011 – $6.4 million).

    In 2013, 812,946 common shares were subscribed for under the Purchase Plan (2012 – 507,235; 2011 – 360,833) for a value of $23.4 million (2012 – $21.7 million; 2011 – $19.2 million). In May 2008, the Company's shareholders approved an increase in the maximum number of common shares reserved for issuance under the Purchase Plan to 5,000,000 from 2,500,000. As at December 31, 2013, Agnico Eagle has reserved for issuance 829,907 common shares (2012 – 1,642,853; 2011 – 2,150,088) under the Purchase Plan.

  (c)
  Restricted Share Unit Plan

    In 2009, the Company implemented the RSU plan for certain employees. Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company.

    A deferred compensation balance is recorded for the total grant date value on the date of each RSU plan grant. The deferred compensation balance is recorded as a reduction of shareholders' equity and is amortized as compensation expense over the applicable vesting period.

    In 2013, the Company funded the RSU plan by transferring $19.0 million (2012 – $12.0 million; 2011 – $3.7 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. The common shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations but are included in the basic EPS calculations once they have vested. All of the non-vested common shares held by the Trust are included in the diluted EPS calculations, unless the impact is anti-dilutive.

    Compensation expense related to the RSU plan was $12.1 million in 2013 (2012 – $6.6 million; 2011 – $3.3 million). Compensation expense related to the RSU plan is included as part of the production, general and administrative and exploration and corporate development line items of the consolidated statements of income (loss) and comprehensive income (loss), consistent with the classification of other elements of compensation expense for those employees who held RSUs.

    Subsequent to the year ended December 31, 2013, 293,041 RSUs were granted under the RSU plan which vest in 2017.